Annual Fund Operating Expenses - Moderate Allocation Fund - Moderate Allocation Fund Class	Apr. 30, 2021
Operating Expenses:
Management Fees	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.30%